Performance Management	Apr. 30, 2025
Toews Agility Shares Hedged Equal Weight ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund. In the future, performance information will be presented in this section of this Prospectus. Shareholder reports containing financial and performance information will be sent to shareholders semi-annually. Updated performance information and daily net asset value per share information is available at no cost by calling 1-888-604-5506.

Performance One Year or Less [Text]	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund.
Performance Availability Phone [Text]	1-888-604-5506
Toews Agility Shares Hedged-Qs ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund. In the future, performance information will be presented in this section of this Prospectus. Shareholder reports containing financial and performance information will be sent to shareholders semi-annually. Updated performance information and daily net asset value per share information is available at no cost by calling 1-888-604-5506.

Performance One Year or Less [Text]	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund.
Performance Availability Phone [Text]	1-888-604-5506